Related Party Transactions - Additional Information (Details) - Xiaomi	12 Months Ended
Dec. 31, 2019
Business Corporation Agreement
Related Party Transaction [Line Items]
Related party transaction expiration	2020-11
Related party transactions agreement extend period	1 year
Business Corporation Agreement | Minimum
Related Party Transaction [Line Items]
Related party transaction agreement objection period	30 days
Youpin Commission Sales Agreement
Related Party Transaction [Line Items]
Related party transaction, expire date	Dec. 31, 2019
Related party transaction agreement termination notice period	30 days
Related party transaction renewed date	Dec. 31, 2020
Related party transaction commission percentage in sales excluding customer refunds	11.00%